STOCK OPTIONS AND WARRANTS (Details Textuals 3) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Apr. 09, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012	Jun. 30, 2012 Stock Options	Dec. 31, 2008 Stock Options	Jun. 30, 2012 Stock Options Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost							$ 933,604
Compensation cost expected to be recognized		$ 343,781	$ 18,433	$ 608,854	$ 109,366		$ 880,538		$ 53,066
Unvested options granted	972,000					957,500		60,000
Unvested options vested each on September 24, 2012 and 2013	25,000								30,000
Unvested one year options two									957,500